Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities
The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in TDS’ Consolidated Balance Sheet.

December 31,	2019	2018
(Dollars in millions)
Assets
Cash and cash equivalents	$19	$9
Short-term investments	—	17
Accounts receivable	637	609
Inventory, net	5	5
Other current assets	7	5
Licenses	647	647
Property, plant and equipment, net	95	88
Operating lease right-of-use assets	42	—
Other assets and deferred charges	347	347
Total assets	$1,799	$1,727

Liabilities
Current liabilities	$30	$31
Long-term operating lease liabilities	39	—
Other deferred liabilities and credits	13	15
Total liabilities	$82	$46